NON-CURRENT ASSETS HELD FOR SALE (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-current assets held for sale [Line Items]
Liabilities included in disposal groups classified as held for sale	$ 18,382	$ 13,884
Commercial accounts payable
Disclosure of non-current assets held for sale [Line Items]
Liabilities included in disposal groups classified as held for sale	$ 18,382	$ 13,884